Subsequent Events (Details) - Subsequent Event - USD ($) $ in Millions	Jan. 31, 2019	Jan. 07, 2019
N-Of-One, Inc.
Business Acquisition [Line Items]
Cash consideration		$ 26.0
Formulatrix, Inc.
Business Acquisition [Line Items]
Cash consideration	$ 125.0
Future milestone payments (up to)	$ 135.9